Share Option Scheme - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Effective date of share option scheme	December 21, 2017
Period of share option scheme remain in force	10 years
Weighted average share price for share options in share-based payment arrangement exercised during period | $ / shares	$ 14.9131
Fair value of share options granted	$ 6,666,000	$ 1,099,000	$ 4,329,000
Fair value per share of options granted | $ / shares	$ 9.817	$ 0.294	$ 0.269
Share option expense	$ 1,905,000	$ 1,272,000	$ 704,000
Weighted average share price used in share option fair value valuation model (US$ per share) | $ / shares	$ 15.6128
Number of share options outstanding | shares	14,241	18,013	14,311	8,100
Binomial Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options outstanding | shares	14,241,000
Additional share capital amount	$ 1,424
Share premium before issue expenses	$ 23,122,000
Ordinary Shares | Binomial Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued | shares	14,241,000